COASTAL GASLINK (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Changes in Loan Balances
The table below reflects the changes in this loan balance for the year ended December 31, 2022.

(millions of Canadian $)

Outstanding balance as at December 31, 2021	238
Issuances[1]	112
Repayments[1]	(100)
Outstanding balance at December 31, 2022	250
Impairment	(250)
Carrying value at December 31, 2022	—
1Presented on a net basis on the Company's Consolidated statement of cash flows.